SUPPLEMENT DATED MAY 30, 2014

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED AUGUST 1, 2013

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated August 1, 2013, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the PL High Income Fund and are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

In the Management subsection, the “Portfolio Manager and Primary Title with Investment Adviser” table is updated to add the following:

C. Robert Boyd, Managing Director and Portfolio Manager	Since 2014

Disclosure Changes to the About Management section

The PL High Income Fund section of the Pacific Asset Management table is updated to add the following:

C. Robert Boyd	Managing Director of Pacific Asset Management since 2012 and portfolio manager of Pacific Asset Management since 2014. Mr. Boyd is a member of the high yield portfolio management team and provides research and analysis of investments in the gaming, aerospace, services and other cyclical sectors. Prior to joining Pacific Asset Management, he was a vice president, credit analyst and bank loan portfolio manager at PIMCO since 1998. He has over 15 years of investment experience, focused on leveraged finance, credit analysis and structured products. Mr. Boyd has a BA from California State University, Long Beach and an MBA from the University of Southern California.

Form No.	PLFSUP0514

SUPPLEMENT DATED MAY 30, 2014

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS P SHARES DATED AUGUST 1, 2013

This supplement revises the Pacific Life Funds Class P Shares prospectus dated August 1, 2013, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the PL Mid-Cap Equity Fund, PL Growth Fund, PL Comstock Fund, PL Main Street® Core Fund, and PL Real Estate Fund and are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PL Mid-Cap Equity Fund – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table is updated to add the following:

Jason J. Votruba, CFA, Co-Portfolio Manager	Since 2013

PL Comstock Fund – In the Management subsection, the references to Jason Leder in the “Portfolio Manager and Primary Title with Sub-Adviser” table are deleted.

PL Growth Fund – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table is updated to add the following:

Matthew D. Sabel, Investment Officer and Portfolio Manager	Since 2014

PL Main Street® Core Fund – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table is updated to add the following:

Paul Larson, Co-Portfolio Manager	Since 2014

PL Real Estate Fund – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table is updated to add the following:

Bill Grant, Managing Director	Since 2014

Disclosure Changes to the About Management section

PL Mid-Cap Equity Fund – The PL Mid-Cap Equity Fund section of the Scout Investments, Inc. table is updated to add the following:

Jason J. Votruba, CFA	Portfolio manager of Scout since joining in 2002. Mr. Votruba has over 15 years of investment management experience. He has a BS from Kansas State University.

PL Comstock Fund – References to Jason Leder in the Invesco Advisers, Inc. table are deleted.

PL Growth Fund – The PL Growth Fund section of the Massachusetts Financial Services Company, doing business as MFS Investment Management, table is updated to add the following:

Matthew D. Sabel	Investment officer of MFS since 2009 and portfolio manager of MFS since 2011. Mr. Sabel has over 13 years of investment experience. He has a BA from Tufts University.

PL Main Street® Core Fund – The PL Main Street Core section of the OppenheimerFunds, Inc. table is updated to add the following:

Paul Larson	Senior generalist analyst of Oppenheimer’s main street team since 2013. Prior to joining Oppenheimer in January 2013, Mr. Larson was a portfolio manager of Morningstar since 2005 and chief equity strategist of Morningstar since 2011. Mr. Larson has over 18 years of investment experience. He has a BS in from the University of Illinois at Chicago and an MBA from the Keller Graduate School of Management.

PL Real Estate Fund – The PL Real Estate Fund section of the Morgan Stanley Investment Management Inc. table is updated to add the following:

Bill Grant	Managing director of MSIM’s real estate portfolio since 2014 and securities analyst for MSIM’s U.S. real estate portfolio from 2002 to 2014. Mr. Grant has over 13 years of investment experience. He has a BA from Occidental College.

SUPPLEMENT DATED MAY 30, 2014

TO THE PACIFIC LIFE FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Dated December 20, 2013 for the PL Diversified Alternatives Fund and

Dated August 1, 2013 for all other Funds

This supplement revises the Pacific Life Funds Statement of Additional Information dated December 20, 2013 for the PL Diversified Alternatives Fund and dated August 1, 2013 for all other Funds, as supplemented (together, the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section under the Asset Based Fees table, information regarding Jason Leder with respect to the PL Comstock Fund is deleted. The following is added:

	ASSET BASED FEES
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
PL High Income Fund
C. Robert Boyd[6]	1	$1,228,587,871	None	N/A	None	N/A

PL Growth Fund
Matthew D. Sabel[6]	2	$365,550,687	None	N/A	1	$29,531,983

PL Real Estate Fund
Bill Grant[6]	8	$5,528,363,460	34	$4,859,203,848	45	$5,524,536,268

PL Main Street Core Fund
Paul Larson[6]	8	$11,910,105,782	None	N/A	2	$404,799,048

PL Mid-Cap Equity Fund
Jason J. Votruba[6]	2	$3,575,182,337	2	$446,085,752	7	$318,261,369

[6]	Other Accounts Managed information as of March 31, 2014.

In the Performance Based Fees table, the following is added:

	PERFORMANCE BASED FEES
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
PL Real Estate Fund
Bill Grant[2]	None	N/A	None	N/A	11	$665,032,419

PL Mid-Cap Equity Fund
Jason J. Votruba[2]	None	N/A	1	$304,476,204	None	N/A

[2]	Other Accounts Managed information as of March 31, 2014.

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